Offerings	Jun. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered hereunder such indeterminate number of additional shares of Common Stock as may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the shares of Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of any Pre-Funded Warrants sold in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of any shares of Common Stock sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and the Pre-Funded Warrants (including the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $5,000,000.

The Registrant previously paid a registration fee of $552.40 in connection with the initial filing of this Registration Statement on June 24, 2026, based on a proposed maximum aggregate offering price of $4,000,000. This Amendment No. 2 increases the proposed maximum aggregate offering price to $5,000,000; accordingly, an additional registration fee of $138.10 is being paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required with respect to the Pre-Funded Warrants pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants. Because the aggregate offering price of the Pre-Funded Warrants and the shares of Common Stock issuable upon exercise thereof is included in the proposed maximum aggregate offering price of the Common Stock set forth above, no separate registration fee is required pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered hereunder such indeterminate number of additional shares of Common Stock as may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, Pre-Funded Warrants and Common Stock Underlying Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 4,000,000.00
Amount of Registration Fee	$ 552.40